Expense Example - StrategicAdvisersIncomeOpportunitiesFund-PRO - StrategicAdvisersIncomeOpportunitiesFund-PRO - Strategic Advisers Income Opportunities Fund - Strategic Advisers Income Opportunities Fund
Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 54
3 years	182
5 years	367
10 years	$ 903